Equity securities and other investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Equity securities and other investments and fair value disclosure
Original cost	¥ 230,848	¥ 212,906
Cumulative net gains (losses)	1,436	34,122
Carrying value	232,284	247,028
Net unrealized gains (losses) recognized during the period for equity securities still held as of the end of the period	(25,587)	45,139	¥ (15,264)
Investments in privately held companies recorded using measurement alternative	99,270	96,946
Cumulative upward adjustments	26,759	16,351
Cumulative impairments and downward adjustments	27,827	24,008
Upward adjustments	19,159	6,061
Impairments and downward adjustments	7,603	8,042
Debt securities, Held-to-maturity, allowance for credit loss	4,336	1,110
Impairment losses on debt investments	3,225	175	890
Listed equity securities
Equity securities and other investments and fair value disclosure
Original cost	93,599	83,099
Cumulative net gains (losses)	9,661	41,742
Carrying value	103,260	124,841
Investments in privately held companies
Equity securities and other investments and fair value disclosure
Original cost	110,096	107,395
Cumulative net gains (losses)	(859)	(6,708)
Carrying value	109,237	100,687
Debt investments
Equity securities and other investments and fair value disclosure
Original cost	27,153	22,412
Cumulative net gains (losses)	(7,366)	(912)
Carrying value	19,787	21,500
Convertible and exchangeable bonds
Equity securities and other investments and fair value disclosure
Debt investments	8,339	11,343
Aggregate fair value was (lower) higher than their aggregate unpaid principal balance	(3,248)	90
Unrealized gains (losses) recorded	¥ (3,112)	¥ 1,573	¥ (1,651)